INCOME TAXES - Difference Between The Actual Rate And The Federal Statutory Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory rate	21.00%	21.00%	21.00%
Foreign provision	0.60%	(0.30%)	(6.50%)
State/province income tax	4.00%	0.10%	5.60%
Stock compensation	(1.60%)	(19.20%)	7.50%
Unrecognized tax benefits	8.90%	0.00%	0.00%
Other effects of check-the-box election	0.00%	(6.20%)	0.20%
Research credit	(11.00%)	(11.50%)	(5.90%)
Adjustment to carrying value	1.50%	(4.00%)	(0.30%)
Foreign tax credit	(4.60%)	(9.10%)	(0.70%)
Valuation allowance	3.20%	9.00%	0.00%
Effective Income Tax Rate Reconciliation, Foreign-derived intangible income deduction (FDII)	0.00%	(2.70%)	(1.10%)
Non-deductible expenses-other	3.40%	2.40%	2.00%
Foreign branch income	1.30%	4.50%	1.00%
Fair value adjustment on warrants	(27.90%)
Other	(1.30%)	1.00%	(0.20%)
Effective tax rate	(2.50%)	(15.00%)	22.60%